EQUITY - Disclosure of composition of share capital (Details) - shares	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Number of shares issued	13,394,136	1,159,999	7,569,526
Number of shares outstanding	13,394,136		7,569,526	6,811,620